Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues:
Total revenues	$ 28,487	$ 17,799	$ 73,455	$ 55,408
Resource sales-related expense	423	1,003	1,739	3,081
Other operating and maintenance expense	708	701	1,837	1,956
General and administrative expense (income)	22,131	(5,571)	98,114	(20,610)
Depreciation, depletion, amortization and accretion	2,038	2,562	6,294	6,396
Operating income (loss)	3,187	19,104	(34,529)	64,585
Interest expense, net	7,071	2,893	16,235	4,173
Other income		(526)	(241)	(541)
(Loss) income from operations before taxes	(3,884)	16,737	(50,523)	60,953
Income tax (benefit) expense	(1,128)	104	(890)	303
Net (loss) income	(2,756)	16,633	(49,633)	60,650
Net loss prior to Offering			(46,877)
Net loss attributable to noncontrolling interest	(5,412)		(5,412)
Net income attributable to LandBridge Company, LLC	$ 2,656		2,656
Net income (loss) per share
Basic	$ 0.15
Diluted	$ (0.04)
Weighted average shares outstanding
Basic	17,425,000
Diluted	73,151,603
Surface Use Royalties [Member] | Nonrelated Party [Member]
Revenues:
Total revenues	$ 4,227	1,693	9,129	5,316
Surface Use Royalties [Member] | Related Party [Member]
Revenues:
Total revenues	5,627	1,500	11,902	3,274
Easements and Other Surface Related Revenues [Member] | Nonrelated Party [Member]
Revenues:
Total revenues	5,176	2,309	15,018	5,662
Easements and Other Surface Related Revenues [Member] | Related Party [Member]
Revenues:
Total revenues	1,465	7	4,224	3,864
Resource Sales [Member] | Nonrelated Party [Member]
Revenues:
Total revenues	4,874	4,190	11,908	15,907
Resource Sales [Member] | Related Party [Member]
Revenues:
Total revenues	57	139	329	1,627
Oil and Gas Royalties [Member]
Revenues:
Total revenues	2,903	6,323	11,563	14,948
Resource Royalties [Member] | Nonrelated Party [Member]
Revenues:
Total revenues	2,686	1,638	6,803	4,810
Resource Royalties [Member] | Related Party [Member]
Revenues:
Total revenues	$ 1,472		$ 2,579